SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2025	Jun. 30, 2026	Jun. 23, 2026	May 28, 2025	May 27, 2025	Aug. 25, 2023	Aug. 24, 2023
SHARE-BASED COMPENSATION
Expiration term		10 years
Unrecognized compensation costs		$ 1.8	$ 1.0
2021 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares under grant (in shares)	65,000
Annual share increase (in shares)	1,300
Percentage of annual increase in outstanding shares (in %)	4.00%				4.00%
Reserved for future issuance (in shares)				42,892	32,873	16,873	14,862	2,500